Hedge Accounting - Schedule of Breakdown by Maturity of Hedging Strategies (Detail) - BRL (R$)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	R$ 148,461,000,000	R$ 215,277,000,000
Hedge of deposits and repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	39,136,000,000	103,407,000,000
Hedge of highly probable forecast transactions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	3,508,000,000	1,314,000,000
Hedge of assets transactions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	8,213,000,000	5,743,000,000
Hedge of asset backed securities under repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	39,962,000,000	31,417,000,000
Hedge of assets denominated in UF [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	14,683,000,000	16,677,000,000
Hedge of fair value through other comprehensive income [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	3,220,000,000	10,383,000,000
Hedges of net investment in foreign operations [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	13,888,000,000	24,619,000,000
Fair value hedge [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	23,161,000,000	29,788,000,000
Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	11,051,000,000	10,200,000,000
Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	8,890,000,000	9,205,000,000
Cash flow hedges [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	111,412,000,000	160,870,000,000
Cash flow hedges [member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	5,779,000,000	1,996,000,000
Cash flow hedges [member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	131,000,000	316,000,000
Up to one year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	40,209,000,000	148,388,000,000
Up to one year [member] | Hedge of deposits and repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	1,284,000,000	70,200,000,000
Up to one year [member] | Hedge of highly probable forecast transactions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	3,508,000,000	1,314,000,000
Up to one year [member] | Hedge of assets transactions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	2,198,000,000	3,604,000,000
Up to one year [member] | Hedge of asset backed securities under repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	2,322,000,000	22,186,000,000
Up to one year [member] | Hedge of assets denominated in UF [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	10,148,000,000	15,400,000,000
Up to one year [member] | Hedge of fair value through other comprehensive income [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	0	5,876,000,000
Up to one year [member] | Hedges of net investment in foreign operations [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	13,888,000,000	24,619,000,000
Up to one year [member] | Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	1,206,000,000	213,000,000
Up to one year [member] | Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	3,377,000,000	2,999,000,000
Up to one year [member] | Cash flow hedges [member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	2,147,000,000	1,765,000,000
Up to one year [member] | Cash flow hedges [member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	131,000,000	212,000,000
Later than one year and not later than two years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	35,630,000,000	18,753,000,000
Later than one year and not later than two years [member] | Hedge of deposits and repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	9,453,000,000	9,077,000,000
Later than one year and not later than two years [member] | Hedge of assets transactions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	0	2,139,000,000
Later than one year and not later than two years [member] | Hedge of asset backed securities under repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	14,963,000,000	2,297,000,000
Later than one year and not later than two years [member] | Hedge of assets denominated in UF [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	4,535,000,000	1,277,000,000
Later than one year and not later than two years [member] | Hedge of fair value through other comprehensive income [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	453,000,000	1,382,000,000
Later than one year and not later than two years [member] | Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	1,072,000,000	657,000,000
Later than one year and not later than two years [member] | Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	1,522,000,000	1,793,000,000
Later than one year and not later than two years [member] | Cash flow hedges [member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	3,632,000,000	27,000,000
Later than one year and not later than two years [member] | Cash flow hedges [member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	0	104,000,000
Later than two years and not later than three years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	30,367,000,000	21,249,000,000
Later than two years and not later than three years [member] | Hedge of deposits and repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	14,221,000,000	13,059,000,000
Later than two years and not later than three years [member] | Hedge of assets transactions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	6,015,000,000	0
Later than two years and not later than three years [member] | Hedge of asset backed securities under repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	8,976,000,000	6,130,000,000
Later than two years and not later than three years [member] | Hedge of assets denominated in UF [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	0	0
Later than two years and not later than three years [member] | Hedge of fair value through other comprehensive income [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	56,000,000	10,000,000
Later than two years and not later than three years [member] | Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	302,000,000	549,000,000
Later than two years and not later than three years [member] | Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	797,000,000	1,297,000,000
Later than two years and not later than three years [member] | Cash flow hedges [member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	0	204,000,000
Later than two years and not later than three years [member] | Cash flow hedges [member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	0	0
Later than three years and not later than four years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	23,214,000,000	6,127,000,000
Later than three years and not later than four years [member] | Hedge of deposits and repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	7,313,000,000	5,504,000,000
Later than three years and not later than four years [member] | Hedge of asset backed securities under repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	13,098,000,000
Later than three years and not later than four years [member] | Hedge of fair value through other comprehensive income [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	1,692,000,000
Later than three years and not later than four years [member] | Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	273,000,000	176,000,000
Later than three years and not later than four years [member] | Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	838,000,000	447,000,000
Later than three years and not later than four years [member] | Cash flow hedges [member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	0	0
Later than four years and not later than five years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	9,087,000,000	7,850,000,000
Later than four years and not later than five years [member] | Hedge of deposits and repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	5,332,000,000	4,848,000,000
Later than four years and not later than five years [member] | Hedge of asset backed securities under repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	0	804,000,000
Later than four years and not later than five years [member] | Hedge of fair value through other comprehensive income [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	26,000,000	719,000,000
Later than four years and not later than five years [member] | Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	2,920,000,000	581,000,000
Later than four years and not later than five years [member] | Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	809,000,000	898,000,000
From five to ten years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	8,592,000,000	10,334,000,000
From five to ten years [Member] | Hedge of deposits and repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	1,533,000,000	719,000,000
From five to ten years [Member] | Hedge of asset backed securities under repurchase agreements [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	603,000,000
From five to ten years [Member] | Hedge of fair value through other comprehensive income [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	993,000,000	2,396,000,000
From five to ten years [Member] | Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	3,916,000,000	5,448,000,000
From five to ten years [Member] | Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	1,547,000,000	1,771,000,000
From five to ten years [Member] | Cash flow hedges [member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	0	0
After ten years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	1,362,000,000	2,576,000,000
After ten years [Member] | Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	1,362,000,000	2,576,000,000
After ten years [Member] | Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal Value	R$ 0	R$ 0